Additional Information: Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Additional Information: Condensed Financial Statements of Parent Company

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Investments in and advances to subsidiaries, VIEs and VIE’s subsidiary”. The Parent Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2021, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

BALANCE SHEETS

	As of	As of
	December 31, 2020	December 31, 2021
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	37,473,282	35,701,882
Prepayments and other current assets	39,954,153	59,115,105
Total current assets	77,427,435	94,816,987
Investments in subsidiaries, VIEs and VIEs’ subsidiary	10,671,658	—
Total assets	88,099,093	94,816,987
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	4,441,419	14,353,300
Amounts due to related parties	3,850,000	3,572,500
Total current liabilities	8,291,419	17,925,800
Deficit of investments in subsidiaries, VIEs and VIEs’ subsidiary	—	47,974,799
Total liabilities	8,291,419	65,900,599
Commitments and contingencies (Note 29)
Shareholders’ equity:
Class A Ordinary Shares, US$0.00001 par value; 4,924,849,600 shares authorized at December 31, 2020 and 2021, respectively; 69,361,883 and 133,581,883 shares issued and outstanding at December 31, 2020 and 2021, respectively	693	1,335
Class B Ordinary Shares, US$0.00001 par value; 71,355,616 shares authorized at December 31, 2020 and 2021; 71,355,615 and 59,355,616 shares issued and outstanding at December 31, 2020 and 2021, respectively)	714	594
Additional paid-in capital	108,369,688	118,947,530
Accumulated other comprehensive (loss)/income	4,291,628	(1,522,824)
Accumulated deficit	(32,855,049)	(88,510,247)
Total shareholders’ equity	79,807,674	28,916,388
Total liabilities and shareholders’ equity	88,099,093	94,816,987

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

STATEMENTS OF OPERTATIONS AND COMPREHENSIVE INCOME/(LOSS)

	Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
Operating expenses:
Fulfillment expenses	—	(40,898)	(81,802)
Sales and marketing	—	(192,685)	(1,491,912)
General and administrative	(616,906)	(1,538,732)	(2,149,580)
Research and development	—	(28,740)	(107,835)
Total operating expenses	(616,906)	(1,801,055)	(3,831,129)
Loss from operations	(616,906)	(1,801,055)	(3,831,129)
Finance expense, net	—	(264,176)	(234,038)
Foreign exchange gain, net	—	103,132	294,578
Other income	—	—	160,459
Equity in income(loss) of subsidiaries and VIEs	2,601,704	(11,336,812)	(52,045,068)
Net income/(loss)	1,984,798	(13,298,912)	(55,655,198)
Less: Accretion on Series A convertible redeemable preferred shares to redemption value	(1,022,461)	—	—
Net income/(loss) attributable to ordinary shareholders	962,337	(13,298,912)	(55,655,198)
Net income/(loss)	1,984,798	(13,298,912)	(55,655,198)
Foreign currency translation adjustment, net of nil tax	(844,266)	6,302,263	(5,560,452)
Comprehensive income/(loss)	1,140,532	(6,996,649)	(61,215,650)

Note: In the Company’s statements of operations and comprehensive income/(loss) for the years ended December 31, 2019, 2020 and 2021, accretion to redemption value of redeemable non-controlling interests amounted to US$ 311,757, US$ 0 and US$ 0 were treated as the subsidiary’s cost and accordingly were included in the equity in income of subsidiaries and VIEs in the Company’s statements of operations and comprehensive income/(loss) for the years ended December 31, 2019, 2020 and 2021, respectively.

STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
Net cash used in operating activities	(567,446)	(8,381,595)	(10,306,884)
Net cash used in investing activities	(10,502,538)	—	—
Net cash provided by financing activities	54,872,326	80,767	7,785,477
Net increase/(decrease) in cash and cash equivalents	43,802,342	(8,300,828)	(2,521,407)
Cash and cash equivalents, beginning of year	3,941	43,806,283	37,473,282
Cash and cash equivalents, end of year	43,806,283	37,473,282	35,701,882